Cover	12 Months Ended
Jun. 30, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Critical Metals Corp.
Entity Central Index Key	0001951089
Entity File Number	001-41973
Entity Incorporation, State or Country Code	D8
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Kingston Chambers
Entity Address, Address Line Two	PO Box 173
Entity Address, City or Town	Road TownTortola
Entity Address, Country	VG
Entity Address, Postal Zip Code	00000
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	104,912,853
Ordinary shares, par value $0.001 per share
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, par value $0.001 per share
Trading Symbol	CRML
Security Exchange Name	NASDAQ
Warrants, each exercisable to purchase one ordinary share at an exercise price of $11.50 per share
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each exercisable to purchase one ordinary share at an exercise price of $11.50 per share
Trading Symbol	CRMLW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Corporation Service Company
Entity Address, Address Line One	251 Little Falls Drive
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19808
Entity Phone Fax Numbers [Line Items]
City Area Code	(302)
Local Phone Number	636-5400